Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Salaries and benefits	$ 161,199	$ 0	$ 0
Consulting	555,685	685,521	502,265
Director fees	24,797	26,205	0
Stock-based compensation	374,535	431,949	509,408
Related Party Transaction, Amounts of Transaction	$ 1,116,216	$ 1,143,675	$ 1,011,673